Consolidated Statements of Stockholders' Equity (Deficit) - USD ($)	Preferred Stock [Member] Series B Preferred Stock [Member]	Preferred Stock [Member] Series B Preferred Stock [Member] Beeline Financial Holdings Inc [Member]	Preferred Stock [Member] Series C Preferred Stock [Member]	Preferred Stock [Member] Beeline Financial Holdings Inc [Member]	Preferred Stock [Member] Series A Preferred Stock [Member] Beeline Financial Holdings Inc [Member]	Preferred Stock [Member] Series A Preferred Stock [Member] Beeline Financial Holdings Inc [Member] As Restatement [Member]	Common Stock [Member]	Common Stock [Member] Beeline Financial Holdings Inc [Member]	Common Stock [Member] Beeline Financial Holdings Inc [Member] As Restatement [Member]	Additional Paid-in Capital [Member]	Additional Paid-in Capital [Member] Beeline Financial Holdings Inc [Member]	Retained Earnings [Member]	Retained Earnings [Member] Beeline Financial Holdings Inc [Member]	Total	Beeline Financial Holdings Inc [Member]	Series A Preferred Stock [Member] Beeline Financial Holdings Inc [Member]	Noncontrolling Interest [Member] Beeline Financial Holdings Inc [Member]	AOCI Attributable to Parent [Member] Beeline Financial Holdings Inc [Member]	Total Stockholders Equity Deficit [Member] Beeline Financial Holdings Inc [Member]
Balance at Dec. 31, 2021										$ 72,003,000		$ (58,605,000)		$ 13,398,000
Balance, shares at Dec. 31, 2021	2,500,000				269,100		740,000	1,643,840
Balance at Dec. 31, 2021					$ 3			$ 16			$ 22,030,739		$ (17,224,015)					$ (9,538)	$ 4,797,205
Stock-based compensation expense										3,000	77,217			3,000					77,217
Issuance of common stock for services by third parties										315,000				315,000
Issuance of common stock for services by third parties, shares							28,000
Issuance of common stock for services by employees										205,000				205,000
Issuance of common stock for services by employees, shares							9,000
Warrants issued in relation to debt issuance										630,000				630,000
Sale of common stock for cash										199,000				199,000
Sale of Common Stock for cash, shares							10,000
Preferred stock dividends										150,000		(150,000)
Preferred stock dividends, shares							23,000
Net Income (loss)												(16,266,000)	(10,404,702)	(16,266,000)	$ (10,552,236)		(147,534)		(10,552,236)
Restricted stock unit vesting											286,974								286,974
Restricted stock unit vesting, shares					200
Preferred stock issued under series A warrants exercises					$ 2						4,711,474					$ 4,711,476			4,711,476
Preferred stock issued under series A warrants exercises, shares					203,810											203,810
Foreign currency translation adjustments															(70,298)			(70,298)	(70,298)
Balance at Dec. 31, 2022										73,505,000		(75,021,000)		(1,516,000)	(602,128)
Balance, shares at Dec. 31, 2022	2,500,000				472,190	472,910	810,000	164,440	1,644,040
Balance at Dec. 31, 2022					$ 5			$ 16			27,106,404		(27,628,717)		(749,662)		(147,534)	(79,836)	(749,662)
Issuance of common stock for services by third parties										83,000				83,000
Issuance of common stock for services by third parties, shares							11,000
Issuance of common stock for services by employees										60,000				60,000
Issuance of common stock for services by employees, shares							12,000
Net Income (loss)												(1,598,000)		(1,598,000)
Preferred stock dividends												(38,000)		(38,000)
Preferred stock dividends, shares
Balance at Mar. 31, 2023										73,648,000		(76,657,000)		(3,009,000)
Balance, shares at Mar. 31, 2023	2,500,000						833,000
Balance at Dec. 31, 2022										73,505,000		(75,021,000)		(1,516,000)	(602,128)
Balance, shares at Dec. 31, 2022	2,500,000				472,190	472,910	810,000	164,440	1,644,040
Balance at Dec. 31, 2022					$ 5			$ 16			27,106,404		(27,628,717)		(749,662)		(147,534)	(79,836)	(749,662)
Stock-based compensation expense											281,060								281,060
Net Income (loss)													(7,153,960)	(5,397,000)	(7,274,835)		(120,875)		(7,274,835)
Preferred stock exchanged for convertible notes					$ (2)						(4,706,536)								(4,706,538)
Preferred stock exchanged for convertible notes, shares					(203,320)
Foreign currency translation adjustments															3,608			3,608	3,608
Balance at Sep. 30, 2023										83,185,000		(80,531,000)		2,654,000
Balance, shares at Sep. 30, 2023	2,500,000		200,000		268,870		1,538,000	164,440
Balance at Sep. 30, 2023					$ 3			$ 16			22,680,928		(34,782,677)				(268,409)	(76,228)	(12,446,367)
Balance at Dec. 31, 2022										73,505,000		(75,021,000)		(1,516,000)	(602,128)
Balance, shares at Dec. 31, 2022	2,500,000				472,190	472,910	810,000	164,440	1,644,040
Balance at Dec. 31, 2022					$ 5			$ 16			27,106,404		(27,628,717)		$ (749,662)		(147,534)	(79,836)	(749,662)
Stock-based compensation expense											374,746								374,746
Issuance of common stock for services by third parties										568,000				568,000
Issuance of common stock for services by third parties, shares							139,000
Issuance of common stock for services by employees										109,000				109,000
Issuance of common stock for services by employees, shares							24,000
Sale of common stock for cash										1,396,000				1,396,000
Sale of Common Stock for cash, shares							343,000								0
Preferred stock dividends										150,000		(150,000)
Preferred stock dividends, shares							93,000
Net Income (loss)												(7,535,000)	(10,740,483)	(7,535,000)	$ (10,899,722)		(159,239)		(10,899,722)
Preferred stock exchanged for convertible notes					$ (3)					7,831,000	(5,206,760)			7,831,000	5,206,763	$ 5,206,559			(5,206,763)
Preferred stock exchanged for convertible notes, shares			200,000	224,950	(224,950)		297,000									224,950
Foreign currency translation adjustments															(15,892)			(15,892)	(15,892)
Balance at Dec. 31, 2023										83,559,000		(82,706,000)		853,000	(16,190,520)
Balance, shares at Dec. 31, 2023	2,500,000		200,000		247,960		1,706,000	1,644,040
Balance at Dec. 31, 2023					$ 2			$ 16			22,274,390		(38,369,200)		(16,497,293)		(306,773)	(95,728)	(16,497,293)
Balance at Mar. 31, 2023										73,648,000		(76,657,000)		(3,009,000)
Balance, shares at Mar. 31, 2023	2,500,000						833,000
Sale of common stock for cash										651,000				651,000
Sale of Common Stock for cash, shares							135,000
Net Income (loss)												(1,643,000)		(1,643,000)
Preferred stock dividends												(37,000)		(37,000)
Balance at Jun. 30, 2023										74,299,000		(78,337,000)		(4,038,000)
Balance, shares at Jun. 30, 2023	2,500,000						968,000
Issuance of common stock for services by third parties										373,000				373,000
Issuance of common stock for services by third parties, shares							121,000
Issuance of common stock for services by employees										33,000				33,000
Issuance of common stock for services by employees, shares							11,000
Sale of common stock for cash										649,000				649,000
Sale of Common Stock for cash, shares							141,000
Net Income (loss)												(2,156,000)		(2,156,000)
Preferred stock exchanged for convertible notes										7,831,000				7,831,000
Preferred stock exchanged for convertible notes, shares			200,000				297,000
Preferred stock dividends												(38,000)		(38,000)
Balance at Sep. 30, 2023										83,185,000		(80,531,000)		2,654,000
Balance, shares at Sep. 30, 2023	2,500,000		200,000		268,870		1,538,000	164,440
Balance at Sep. 30, 2023					$ 3			$ 16			22,680,928		(34,782,677)				(268,409)	(76,228)	(12,446,367)
Balance at Dec. 31, 2023										83,559,000		(82,706,000)		853,000	(16,190,520)
Balance, shares at Dec. 31, 2023	2,500,000		200,000		247,960		1,706,000	1,644,040
Balance at Dec. 31, 2023					$ 2			$ 16			22,274,390		(38,369,200)		(16,497,293)		(306,773)	(95,728)	(16,497,293)
Issuance of common stock for services by third parties										2,000				2,000
Issuance of common stock for services by third parties, shares							2,000
Net Income (loss)												(1,293,000)		(1,293,000)
Preferred stock dividends												(38,000)		(38,000)
Balance at Mar. 31, 2024										83,561,000		(84,037,000)		(476,000)
Balance, shares at Mar. 31, 2024	2,500,000		200,000				1,708,000
Balance at Dec. 31, 2023										83,559,000		(82,706,000)		853,000	(16,190,520)
Balance, shares at Dec. 31, 2023	2,500,000		200,000		247,960		1,706,000	1,644,040
Balance at Dec. 31, 2023					$ 2			$ 16			22,274,390		(38,369,200)		(16,497,293)		(306,773)	(95,728)	(16,497,293)
Sale of common stock for cash								$ 13			1,917,128				1,917,141				1,917,141
Sale of Common Stock for cash, shares								1,278,055
Net Income (loss)													1,116,920	(4,140,000)	1,038,808		(78,112)		1,038,808
Preferred stock exchanged for convertible notes											(1,750,079)					$ 1,750,079			(1,750,079)
Preferred stock exchanged for convertible notes, shares					(75,700)			7,333,207								75,700
Shares issued for conversion of debt		$ 17						$ 73			13,468,955								13,469,045
Shares issued for conversion of debt, shares		1,646,157						7,333,207
Foreign currency translation adjustments															7,663			7,633	7,633
Series B preferred stock issued in connection with convertible debt		$ 7									770,836								770,843
Series B preferred stock issued in connection with convertible debt, shares		740,496
Balance at Sep. 30, 2024										84,499,000		(86,959,000)		(2,460,000)
Balance, shares at Sep. 30, 2024	2,500,000	2,386,653	118,000		172,260		3,140,000	10,255,302
Balance at Sep. 30, 2024		$ 24			$ 2			$ 102			36,681,230		(37,252,280)		(1,043,902)		(3,384,885)	(88,095)	(1,043,902)
Balance at Mar. 31, 2024										83,561,000		(84,037,000)		(476,000)
Balance, shares at Mar. 31, 2024	2,500,000		200,000				1,708,000
Issuance of common stock for services by third parties
Issuance of common stock for services by third parties, shares
Issuance of common stock for services by employees										67,000				67,000
Issuance of common stock for services by employees, shares							55,000
Net Income (loss)												(1,488,000)		(1,488,000)
Preferred stock dividends												(37,000)		(37,000)
Balance at Jun. 30, 2024										83,628,000		(85,562,000)		(1,934,000)
Balance, shares at Jun. 30, 2024	2,500,000		200,000				1,763,000
Warrants issued in relation to debt issuance										329,000				329,000
Sale of common stock for cash										392,000				392,000
Sale of Common Stock for cash, shares							442,000
Net Income (loss)												(1,359,000)		(1,359,000)
Preferred stock dividends										150,000		(38,000)		112,000
Preferred stock dividends, shares							178,000
Shares issued for conversion of debt
Shares issued for conversion of debt, shares			(82,000)				757,000
Balance at Sep. 30, 2024										$ 84,499,000		$ (86,959,000)		$ (2,460,000)
Balance, shares at Sep. 30, 2024	2,500,000	2,386,653	118,000		172,260		3,140,000	10,255,302
Balance at Sep. 30, 2024		$ 24			$ 2			$ 102			$ 36,681,230		$ (37,252,280)		$ (1,043,902)		$ (3,384,885)	$ (88,095)	$ (1,043,902)